UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Prudential Short-Term Corporate Bond Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2024

Date of reporting period:	06/30/2024

Item 1 – Reports to Stockholders

(a)	Report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

PGIM Short-Term Corporate Bond Fund
Class A:
PBSMX
SEMIANNUAL SHAREHOLDER REPORT – June 30, 2024
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Short-Term Corporate Bond Fund (the
“Fund”) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class A	$36	0.71%
WHAT ARE SOME KEY FUND STATISTICS AS OF 6/30/2024?

Fund’s net assets	$ 8,569,585,405
Number of fund holdings	556
Portfolio turnover rate for the period	21%
MF140E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 6/30/2024?

Credit Quality expressed as a percentage of total investments as of 6/30/2024 (%)
AAA	13.6
AA	9.9
A	27.1
BBB	46.9
BB	0.9
B	0.1
Not Rated	0.3
Cash/Cash Equivalents	1.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short-Term Corporate Bond Fund

SHARE CLASS	A
NASDAQ	PBSMX
CUSIP	74441R102
MF140E2A

PGIM Short-Term Corporate Bond Fund
Class C:
PIFCX
SEMIANNUAL SHAREHOLDER REPORT – June 30, 2024
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Short-Term Corporate Bond Fund (the
“Fund”) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class C	$75	1.49%
WHAT ARE SOME KEY FUND STATISTICS AS OF 6/30/2024?

Fund’s net assets	$ 8,569,585,405
Number of fund holdings	556
Portfolio turnover rate for the period	21%
MF140E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 6/30/2024?

Credit Quality expressed as a percentage of total investments as of 6/30/2024 (%)
AAA	13.6
AA	9.9
A	27.1
BBB	46.9
BB	0.9
B	0.1
Not Rated	0.3
Cash/Cash Equivalents	1.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short-Term Corporate Bond Fund

SHARE CLASS	C
NASDAQ	PIFCX
CUSIP	74441R300
MF140E2C

PGIM Short-Term Corporate Bond Fund
Class R:
JDTRX
SEMIANNUAL SHAREHOLDER REPORT – June 30, 2024
This
semiannual shareholder report
contains important information about the Class R shares of PGIM Short-Term Corporate Bond Fund (the
“Fund”) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class R	$53	1.05%
WHAT ARE SOME KEY FUND STATISTICS AS OF 6/30/2024?

Fund’s net assets	$ 8,569,585,405
Number of fund holdings	556
Portfolio turnover rate for the period	21%
MF140E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 6/30/2024?

Credit Quality expressed as a percentage of total investments as of 6/30/2024 (%)
AAA	13.6
AA	9.9
A	27.1
BBB	46.9
BB	0.9
B	0.1
Not Rated	0.3
Cash/Cash Equivalents	1.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short-Term Corporate Bond Fund

SHARE CLASS	R
NASDAQ	JDTRX
CUSIP	74441R409
MF140E2R

PGIM Short-Term Corporate Bond Fund
Class Z:
PIFZX
SEMIANNUAL SHAREHOLDER REPORT – June 30, 2024
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Short-Term Corporate Bond Fund (the
“Fund”) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class Z	$24	0.47%
WHAT ARE SOME KEY FUND STATISTICS AS OF 6/30/2024?

Fund’s net assets	$ 8,569,585,405
Number of fund holdings	556
Portfolio turnover rate for the period	21%
MF140E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 6/30/2024?

Credit Quality expressed as a percentage of total investments as of 6/30/2024 (%)
AAA	13.6
AA	9.9
A	27.1
BBB	46.9
BB	0.9
B	0.1
Not Rated	0.3
Cash/Cash Equivalents	1.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short-Term Corporate Bond Fund

SHARE CLASS	Z
NASDAQ	PIFZX
CUSIP	74441R508
MF140E2Z

PGIM Short-Term Corporate Bond Fund
Class R2:
PIFEX
SEMIANNUAL SHAREHOLDER REPORT – June 30, 2024
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Short-Term Corporate Bond Fund (the
“Fund”) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class R2	$44	0.88%
WHAT ARE SOME KEY FUND STATISTICS AS OF 6/30/2024?

Fund’s net assets	$ 8,569,585,405
Number of fund holdings	556
Portfolio turnover rate for the period	21%
MF140E2R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 6/30/2024?

Credit Quality expressed as a percentage of total investments as of 6/30/2024 (%)
AAA	13.6
AA	9.9
A	27.1
BBB	46.9
BB	0.9
B	0.1
Not Rated	0.3
Cash/Cash Equivalents	1.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short-Term Corporate Bond Fund

SHARE CLASS	R2
NASDAQ	PIFEX
CUSIP	74441R805
MF140E2R2

PGIM Short-Term Corporate Bond Fund
Class R4:
PIFGX
SEMIANNUAL SHAREHOLDER REPORT – June 30, 2024
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM Short-Term Corporate Bond Fund (the
“Fund”) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class R4	$32	0.63%
WHAT ARE SOME KEY FUND STATISTICS AS OF 6/30/2024?

Fund’s net assets	$ 8,569,585,405
Number of fund holdings	556
Portfolio turnover rate for the period	21%
MF140E2R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 6/30/2024?

Credit Quality expressed as a percentage of total investments as of 6/30/2024 (%)
AAA	13.6
AA	9.9
A	27.1
BBB	46.9
BB	0.9
B	0.1
Not Rated	0.3
Cash/Cash Equivalents	1.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short-Term Corporate Bond Fund

SHARE CLASS	R4
NASDAQ	PIFGX
CUSIP	74441R888
MF140E2R4

PGIM Short-Term Corporate Bond Fund
Class R6:
PSTQX
SEMIANNUAL SHAREHOLDER REPORT – June 30, 2024
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Short-Term Corporate Bond Fund (the
“Fund”) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class R6	$19	0.38%
WHAT ARE SOME KEY FUND STATISTICS AS OF 6/30/2024?

Fund’s net assets	$ 8,569,585,405
Number of fund holdings	556
Portfolio turnover rate for the period	21%
MF140E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 6/30/2024?

Credit Quality expressed as a percentage of total investments as of 6/30/2024 (%)
AAA	13.6
AA	9.9
A	27.1
BBB	46.9
BB	0.9
B	0.1
Not Rated	0.3
Cash/Cash Equivalents	1.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short-Term Corporate Bond Fund

SHARE CLASS	R6
NASDAQ	PSTQX
CUSIP	74441R607
MF140E2R6

(b) Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 –	11 (Refer to Report below)

PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.

PGIM Short-Term Corporate Bond Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

JUNE 30, 2024

Table of Contents	Financial Statements and Other Information	June 30, 2024

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Short-Term Corporate Bond Fund	1

Notes to Financial Statements	49

Other Information - Form N-CSR Items 8-11	72

Schedule of Investments (unaudited)

as of June 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 97.5%

ASSET-BACKED SECURITIES 11.1%

Collateralized Loan Obligations

Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.690%(c)	07/15/31	3,813	$3,816,887
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2016-07A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.698(c)	11/27/31	54,490	54,535,576
Series 2018-11A, Class A1L, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.000%)	6.686(c)	07/26/31	7,341	7,351,486
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.679(c)	10/17/32	50,000	50,000,000
Battalion CLO Ltd. (Cayman Islands),
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.661(c)	05/17/31	12,143	12,146,121
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.690(c)	04/15/32	45,000	45,065,398
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.766(c)	07/20/34	19,500	19,559,567
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)	6.565(c)	04/24/31	14,863	14,877,515
Series 2017-02A, Class AR, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)	6.536(c)	04/20/30	53,789	53,787,982
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.776(c)	07/20/34	60,000	60,055,230
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 0.000%)	6.820(c)	10/15/29	195	195,217
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)	6.870(c)	07/15/29	811	811,042
HPS Loan Management Ltd. (Cayman Islands),
Series 2016-10A, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.726(c)	04/20/34	49,000	49,108,491
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.786(c)	10/20/34	50,000	50,067,580

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 1

Schedule of Investments (unaudited) (continued)

as of June 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Madison Park Funding Ltd. (Cayman Islands),
Series 2018-30A, Class A, 144A, 3 Month SOFR + 1.012% (Cap N/A, Floor 1.012%)	6.340%(c)	04/15/29	7,577	$7,582,173
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.706(c)	04/21/31	16,294	16,303,176
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.472%)	6.815(c)	06/20/34	40,000	40,038,944
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.696(c)	04/22/30	35,000	35,022,264
Ocean Trails CLO (Cayman Islands),
Series 2019-07A, Class AR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	6.589(c)	04/17/30	16,919	16,933,830
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)	6.841(c)	10/30/30	9,043	9,054,728
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	6.656(c)	01/26/31	7,260	7,267,517
Series 2013-03RA, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.739(c)	04/18/31	18,795	18,794,663
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.658(c)	10/23/31	40,000	40,062,868
Series 2017-03A, Class A1R, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)	6.566(c)	10/20/30	12,616	12,639,343
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.666(c)	01/20/32	60,000	60,052,602
Symphony CLO Ltd. (Cayman Islands),
Series 2016-18A, Class A1RR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.688(c)	07/23/33	45,000	45,170,424
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.766(c)	10/29/34	25,000	25,036,505
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.746(c)	07/20/34	39,500	39,537,636
Tralee CLO Ltd. (Cayman Islands),
Series 2021-07A, Class A1, 144A, 3 Month SOFR + 1.582% (Cap N/A, Floor 1.320%)	6.905(c)	04/25/34	32,000	32,038,301

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Trimaran Cavu Ltd.,
Series 2019-01A, Class A1, 144A, 3 Month SOFR + 1.722% (Cap N/A, Floor 1.460%)	7.046%(c)	07/20/32	20,000	$20,018,020
Venture CLO Ltd. (Cayman Islands),
Series 2016-24A, Class ARR, 144A, 3 Month SOFR + 1.162% (Cap N/A, Floor 0.900%)	6.486(c)	10/20/28	5,273	5,274,744
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.659(c)	10/17/32	25,000	25,056,623
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.748(c)	07/19/34	30,000	30,045,147
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1A, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)	6.836(c)	01/20/32	7,860	7,879,736
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.800(c)	10/15/34	25,000	25,092,913
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)	6.880(c)	04/15/30	7,988	7,998,000

TOTAL ASSET-BACKED SECURITIES (cost $946,653,986)				948,278,249

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.7%
Benchmark Mortgage Trust,
Series 2020-IG03, Class A2, 144A	2.475	09/15/48	60,891	59,266,424
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A3	2.575	08/10/49	12,367	11,725,766
Commercial Mortgage Trust,
Series 2015-CR22, Class A3	3.207	03/10/48	11,373	11,159,966
JPMBB Commercial Mortgage Securities Trust,
Series 2016-C01, Class A4	3.311	03/17/49	35,505	34,355,839
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A3	3.058	05/15/49	9,854	9,483,182
Series 2016-C32, Class ASB	3.514	12/15/49	3,743	3,641,429
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A3	3.510	05/15/48	6,928	6,774,027

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 3

Schedule of Investments (unaudited) (continued)

as of June 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2	2.399%	08/15/49	10,436	$9,848,440

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $156,227,071)				146,255,073

CORPORATE BONDS 84.2%

Aerospace & Defense 1.7%

BAE Systems Finance, Inc. (United Kingdom),
Gtd. Notes, 144A	7.500	07/01/27	5,463	5,792,228
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	5.125	03/26/29	7,755	7,703,763
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	8,700	8,183,345
Sr. Unsec’d. Notes	2.700	02/01/27	47,303	43,620,400
Sr. Unsec’d. Notes	5.150	05/01/30	29,890	28,696,284
Sr. Unsec’d. Notes	7.950	08/15/24	1,874	1,877,399
Sr. Unsec’d. Notes, 144A	6.298	05/01/29	22,245	22,557,204
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes	5.400	01/15/27	18,300	18,371,142
Spirit AeroSystems, Inc.,
Sr. Sec’d. Notes(a)	3.850	06/15/26	12,300	11,854,813

				148,656,578

Agriculture 1.9%

BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	5,000	4,476,590
Gtd. Notes	3.557	08/15/27	4,524	4,293,011
Gtd. Notes	4.700	04/02/27	8,054	7,928,627
Gtd. Notes	5.834	02/20/31	8,995	9,098,944
BAT International Finance PLC (United Kingdom),
Gtd. Notes	1.668	03/25/26	26,865	25,167,111
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A	6.125	07/27/27	12,610	12,799,195
Gtd. Notes, 144A, MTN	5.500	02/01/30	13,600	13,471,120
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	4.875	02/13/26	14,835	14,724,318
Sr. Unsec’d. Notes	4.875	02/15/28	20,529	20,358,818
Sr. Unsec’d. Notes	5.125	02/13/31	11,550	11,402,171
Sr. Unsec’d. Notes	5.250	09/07/28	8,521	8,586,613

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture (cont’d.)

Reynolds American, Inc. (United Kingdom),
Gtd. Notes	4.450%	06/12/25	212	$209,515
Viterra Finance BV (Netherlands),
Gtd. Notes, 144A	2.000	04/21/26	35,200	32,865,047

				165,381,080

Airlines 0.8%

American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates	4.000	01/15/27	1,013	990,798
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A(a)	4.500	10/20/25	12,669	12,518,239
Sr. Sec’d. Notes, 144A	4.750	10/20/28	29,560	28,834,302
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	7,215	7,180,292
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates	4.000	10/11/27	3,050	2,955,853
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	12,515	12,095,596
Sr. Sec’d. Notes, 144A	4.625	04/15/29	4,540	4,230,390

				68,805,470

Apparel 0.2%

VF Corp.,
Sr. Unsec’d. Notes	2.400	04/23/25	20,475	19,904,828

Auto Manufacturers 3.4%

Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	57,895	54,388,051
Sr. Unsec’d. Notes	4.000	11/13/30	2,865	2,557,405
Sr. Unsec’d. Notes	5.850	05/17/27	13,740	13,752,707
Sr. Unsec’d. Notes	6.950	03/06/26	10,200	10,368,520
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	1.250	01/08/26	39,885	37,351,231
Sr. Unsec’d. Notes	1.500	06/10/26	9,390	8,696,973
Sr. Unsec’d. Notes	2.350	02/26/27	5,090	4,707,587
Sr. Unsec’d. Notes	2.400	04/10/28	11,815	10,597,022
Sr. Unsec’d. Notes	2.400	10/15/28	23,040	20,367,152
Sr. Unsec’d. Notes	2.750	06/20/25	13,900	13,511,737
Sr. Unsec’d. Notes	5.400	05/08/27	2,675	2,673,527
Sr. Unsec’d. Notes	5.800	01/07/29	7,285	7,353,249

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 5

Schedule of Investments (unaudited) (continued)

as of June 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	5.275%	06/24/27	16,850	$16,777,155
Sr. Unsec’d. Notes, 144A	6.100	09/21/28	20,000	20,531,330
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A	4.800	03/30/28	10,000	9,926,589
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN	1.125	09/16/24	14,285	14,130,500
Sr. Unsec’d. Notes, 144A, MTN	1.850	09/16/26	15,000	13,726,394
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A	3.522	09/17/25	4,000	3,881,175
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, EMTN	3.800(cc)	10/24/25	10,000	9,844,599
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A(a)	5.300	03/22/27	14,260	14,264,656

				289,407,559

Banks 22.9%

Banco Santander SA (Spain),
Sr. Non-Preferred Notes	1.849	03/25/26	13,400	12,547,429
Sr. Non-Preferred Notes	5.538(ff)	03/14/30	7,200	7,131,073
Bank of America Corp.,
Sr. Unsec’d. Notes	1.734(ff)	07/22/27	93,500	86,640,427
Sr. Unsec’d. Notes, MTN	1.197(ff)	10/24/26	21,790	20,559,752
Sr. Unsec’d. Notes, MTN	1.319(ff)	06/19/26	10,040	9,625,455
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29	32,800	29,103,539
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27	65,520	61,433,799
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN	4.975(ff)	03/14/30	37,010	36,776,716
Bank of Nova Scotia (The) (Canada),
Jr. Sub. Notes, Series 2	3.625(ff)	10/27/81	50,000	42,000,000
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	5.304(ff)	08/09/26	38,900	38,646,897
Sr. Unsec’d. Notes	5.501(ff)	08/09/28	4,295	4,284,684
Sr. Unsec’d. Notes	5.690(ff)	03/12/30	9,620	9,633,156
Sr. Unsec’d. Notes	5.829(ff)	05/09/27	15,060	15,082,608
Sr. Unsec’d. Notes	6.496(ff)	09/13/27	32,530	33,034,859
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	2.159(ff)	09/15/29	6,595	5,750,081
BPCE SA (France),
Sub. Notes, 144A, MTN	4.500	03/15/25	3,640	3,590,845

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A(a)	6.684%(ff)	09/13/27	15,790	$16,077,204
Citigroup, Inc.,
Jr. Sub. Notes, Series CC	7.125(ff)	08/15/29(oo)	24,710	24,693,259
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	26,675	26,084,655
Sr. Unsec’d. Notes	1.462(ff)	06/09/27	81,450	75,507,314
Sr. Unsec’d. Notes	3.106(ff)	04/08/26	15,355	15,043,564
Sub. Notes	4.450	09/29/27	8,160	7,954,662
Comerica, Inc.,
Sr. Unsec’d. Notes(a)	5.982(ff)	01/30/30	44,920	44,269,321
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A	3.244(ff)	12/20/25	2,500	2,466,764
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.311(ff)	11/16/27	3,525	3,253,729
Sr. Non-Preferred Notes	2.552(ff)	01/07/28	4,522	4,203,131
Sr. Non-Preferred Notes, SOFR + 1.219%	6.586(c)	11/16/27	4,625	4,599,580
Sr. Non-Preferred Notes(a)	6.720(ff)	01/18/29	1,915	1,972,485
Sr. Non-Preferred Notes(a)	6.819(ff)	11/20/29	20,510	21,314,708
Sr. Non-Preferred Notes	7.146(ff)	07/13/27	13,200	13,489,694
Fifth Third Bancorp,
Sr. Unsec’d. Notes(a)	6.339(ff)	07/27/29	33,640	34,494,238
Goldman Sachs Bank USA,
Sr. Unsec’d. Notes	5.414(ff)	05/21/27	19,650	19,626,831
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes	7.500(ff)	05/10/29(oo)	15,620	16,082,727
Jr. Sub. Notes, Series U(a)	3.650(ff)	08/10/26(oo)	16,130	15,018,902
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	56,555	52,766,615
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	72,845	66,890,176
Sr. Unsec’d. Notes	3.615(ff)	03/15/28	6,630	6,338,111
Sr. Unsec’d. Notes	4.482(ff)	08/23/28	17,175	16,777,008
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.013(ff)	09/22/28	5,750	5,159,980
Sr. Unsec’d. Notes	2.804(ff)	05/24/32	24,720	20,667,205
Sr. Unsec’d. Notes(a)	5.210(ff)	08/11/28	900	893,764
Sr. Unsec’d. Notes	5.733(ff)	05/17/32	8,950	8,962,320
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	36,040	36,786,328
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC, 3 Month SOFR + 2.842%	8.168(c)	08/01/24(oo)	11,600	11,687,857
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	15,824	15,615,708
Jr. Sub. Notes, Series II(a)	4.000(ff)	04/01/25(oo)	5,225	5,082,778
Sr. Unsec’d. Notes	1.040(ff)	02/04/27	20,000	18,635,349

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 7

Schedule of Investments (unaudited) (continued)

as of June 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes	1.045%(ff)	11/19/26	59,970	$56,348,787
Sr. Unsec’d. Notes	1.470(ff)	09/22/27	39,288	36,076,217
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	64,714	60,423,731
Sr. Unsec’d. Notes	2.083(ff)	04/22/26	24,675	23,963,010
Sr. Unsec’d. Notes	5.299(ff)	07/24/29	25,000	25,087,289
Sr. Unsec’d. Notes	5.581(ff)	04/22/30	25,605	26,010,524
KeyBank NA,
Sr. Unsec’d. Notes(a)	5.850	11/15/27	950	946,705
Sub. Notes	6.950	02/01/28	8,600	8,826,019
KeyCorp,
Sr. Unsec’d. Notes, MTN(a)	2.550	10/01/29	5,570	4,725,756
Sr. Unsec’d. Notes, MTN	4.100	04/30/28	9,513	8,999,805
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	5.985(ff)	08/07/27	9,050	9,098,698
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes(a)	1.538(ff)	07/20/27	25,830	23,902,596
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.869(ff)	09/13/30	24,524	21,659,312
Morgan Stanley,
Sr. Unsec’d. Notes	0.985(ff)	12/10/26	50,880	47,597,396
Sr. Unsec’d. Notes	1.593(ff)	05/04/27	33,720	31,430,684
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	17,800	17,905,672
Sr. Unsec’d. Notes(a)	6.296(ff)	10/18/28	14,900	15,363,113
Sr. Unsec’d. Notes, GMTN(a)	1.512(ff)	07/20/27	32,690	30,230,095
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	23,731	19,071,218
Sr. Unsec’d. Notes, MTN	2.475(ff)	01/21/28	29,305	27,318,642
Sr. Unsec’d. Notes, MTN	5.164(ff)	04/20/29	24,090	24,006,319
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes	4.952(ff)	01/14/28	13,180	13,081,277
Popular, Inc. (Puerto Rico),
Sr. Unsec’d. Notes(a)	7.250	03/13/28	15,795	16,110,900
Royal Bank of Canada (Canada),
Jr. Sub. Notes(a)	7.500(ff)	05/02/84	20,000	20,570,220
Societe Generale SA (France),
Gtd. Notes, 144A(a)	2.797(ff)	01/19/28	7,100	6,549,741
Gtd. Notes, 144A, SOFR + 1.050%	6.408(c)	01/21/26	20,190	20,209,889
Sr. Non-Preferred Notes, 144A	5.519(ff)	01/19/28	10,000	9,866,984
Sr. Non-Preferred Notes, 144A	5.634(ff)	01/19/30	6,000	5,903,874
State Street Corp.,
Jr. Sub. Notes, Series I	6.700(ff)	03/15/29(oo)	11,680	11,728,056

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	1.902%	09/17/28	18,905	$16,574,700
Toronto-Dominion Bank (The) (Canada),
Jr. Sub. Notes	7.250(ff)	07/31/84	17,340	17,296,650
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	4.873(ff)	01/26/29	33,415	32,775,866
Sr. Unsec’d. Notes, MTN(a)	5.435(ff)	01/24/30	10,955	10,920,681
Sr. Unsec’d. Notes, MTN	6.047(ff)	06/08/27	33,630	33,866,155
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	2,030	2,155,436
U.S.Bancorp,
Sr.Unsec’d.Notes	5.775(ff)	06/12/29	28,455	28,889,511
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27	12,675	11,803,594
Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27	16,550	15,170,946
Sr. Unsec’d. Notes, 144A	2.193(ff)	06/05/26	3,250	3,140,313
Sr. Unsec’d. Notes, 144A	9.016(ff)	11/15/33	11,040	13,303,200
UniCredit SpA (Italy),
Sr. Preferred Notes, 144A, MTN(a)	4.625	04/12/27	2,250	2,188,822
Wells Fargo & Co.,
Sr. Unsec’d. Notes	6.303(ff)	10/23/29	15,865	16,456,228
Sr. Unsec’d. Notes, MTN	3.196(ff)	06/17/27	12,330	11,808,148
Sr. Unsec’d. Notes, MTN	5.198(ff)	01/23/30	54,840	54,604,350
Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29	25,945	26,186,477
Sr. Unsec’d. Notes, MTN	5.707(ff)	04/22/28	16,290	16,436,637

				1,964,847,530

Beverages 0.5%

Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A(a)	2.750	07/15/26	25,340	23,926,241
Gtd. Notes, 144A	4.450	05/15/25	18,070	17,854,387
JDE Peet’s NV (Netherlands),
Gtd. Notes, 144A	1.375	01/15/27	4,894	4,421,302

				46,201,930

Biotechnology 0.1%

Amgen, Inc.,
Sr. Unsec’d. Notes	5.150	03/02/28	6,515	6,514,454
Illumina, Inc.,
Sr. Unsec’d. Notes	5.800	12/12/25	5,250	5,255,292

				11,769,746

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 9

Schedule of Investments (unaudited) (continued)

as of June 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials 0.8%

CRH SMW Finance DAC,
Gtd. Notes(a)	5.200%	05/21/29	29,000	$28,989,517
Lennox International, Inc.,
Gtd. Notes	5.500	09/15/28	14,760	14,920,825
Macmillan Bloedel Pembroke LP (Canada),
Sr. Unsec’d. Notes	7.700	02/15/26	3,000	3,105,243
Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26	18,329	17,567,312
Sr. Unsec’d. Notes	5.500	06/15/27	4,375	4,414,357

				68,997,254

Chemicals 1.2%

CF Industries, Inc.,
Gtd. Notes, 144A	4.500	12/01/26	32,200	31,425,979
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A	3.400	12/01/26	19,417	18,535,236
EIDP, Inc.,
Sr. Unsec’d. Notes	4.500	05/15/26	9,490	9,360,693
FMC Corp.,
Sr. Unsec’d. Notes	3.200	10/01/26	3,728	3,535,413
Sr. Unsec’d. Notes	5.150	05/18/26	12,810	12,724,490
LYB Finance Co. BV (Netherlands),
Gtd. Notes, 144A	8.100	03/15/27	1,008	1,063,523
LYB International Finance III LLC,
Gtd. Notes	1.250	10/01/25	10,904	10,321,872
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	03/27/28	15,675	15,469,745

				102,436,951

Commercial Services 1.3%

Ashtead Capital, Inc. (United Kingdom),
Gtd. Notes, 144A	1.500	08/12/26	20,725	18,897,311
Gtd. Notes, 144A	4.375	08/15/27	11,380	10,956,043
Equifax, Inc.,
Sr. Unsec’d. Notes	2.600	12/15/25	10,900	10,443,455
ERAC USA Finance LLC,
Gtd. Notes, 144A	3.300	12/01/26	9,230	8,826,190
Gtd. Notes, 144A	3.800	11/01/25	19,523	19,094,979
Gtd. Notes, 144A(a)	4.600	05/01/28	29,140	28,691,039

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Global Payments, Inc.,
Sr. Unsec’d. Notes	2.650%	02/15/25	16,290	$15,966,296
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes	4.000	06/15/25	2,412	2,371,938

				115,247,251

Computers 1.0%

Genpact Luxembourg Sarl,
Gtd. Notes	3.375	12/01/24	23,654	23,360,442
Genpact Luxembourg Sarl/Genpact USA, Inc.,
Gtd. Notes	1.750	04/10/26	18,395	17,179,431
Gtd. Notes	6.000	06/04/29	365	368,785
Leidos, Inc.,
Gtd. Notes	3.625	05/15/25	30,205	29,674,618
NetApp, Inc.,
Sr. Unsec’d. Notes	1.875	06/22/25	10,742	10,352,102
Teledyne FLIR LLC,
Sr. Unsec’d. Notes	2.500	08/01/30	2,381	2,028,295

				82,963,673

Distribution/Wholesale 0.2%

Ferguson Finance PLC,
Sr. Unsec’d. Notes, 144A	4.250	04/20/27	12,105	11,733,426
LKQ Corp.,
Gtd. Notes	5.750	06/15/28	4,050	4,089,676

				15,823,102

Diversified Financial Services 2.8%

American Express Co.,
Jr. Sub. Notes	3.550(ff)	09/15/26(oo)	16,080	14,982,493
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes	5.700	12/15/28	10,000	10,235,835
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	4.500	04/14/27	30,625	29,546,059
Capital One Financial Corp.,
Sr. Unsec’d. Notes(a)	6.312(ff)	06/08/29	19,800	20,261,681
Sr. Unsec’d. Notes	7.624(ff)	10/30/31	7,105	7,814,989
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes(a)	5.875	07/21/28	13,570	13,703,708

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 11

Schedule of Investments (unaudited) (continued)

as of June 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

LPL Holdings, Inc.,
Gtd. Notes	5.700%	05/20/27	7,655	$7,685,572
Gtd. Notes(a)	6.750	11/17/28	48,947	51,398,487
LSEG US Fin Corp. (United Kingdom),
Gtd. Notes, 144A	4.875	03/28/27	5,340	5,281,961
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes	1.653	07/14/26	16,975	15,661,892
Sr. Unsec’d. Notes	2.172	07/14/28	6,100	5,381,587
Sr. Unsec’d. Notes(a)	2.329	01/22/27	39,725	36,743,361
Nuveen LLC,
Sr. Unsec’d. Notes, 144A	5.550	01/15/30	2,845	2,860,955
Western Union Co. (The),
Sr. Unsec’d. Notes	1.350	03/15/26	20,595	19,201,829

				240,760,409

Electric 9.1%

AEP Texas, Inc.,
Sr. Unsec’d. Notes(a)	5.450	05/15/29	7,355	7,394,337
Algonquin Power & Utilities Corp. (Canada),
Sr. Unsec’d. Notes	5.365	06/15/26	10,345	10,296,056
Alliant Energy Finance LLC,
Gtd. Notes, 144A	1.400	03/15/26	18,650	17,230,635
Gtd. Notes, 144A	5.400	06/06/27	9,595	9,616,796
Ameren Corp.,
Sr. Unsec’d. Notes	1.750	03/15/28	18,710	16,505,544
American Electric Power Co., Inc.,
Jr. Sub. Notes	5.699	08/15/25	14,580	14,587,248
Avangrid, Inc.,
Sr. Unsec’d. Notes	3.150	12/01/24	6,018	5,947,658
Sr. Unsec’d. Notes	3.200	04/15/25	14,245	13,948,308
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	8,000	7,694,386
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage(a)	5.200	10/01/28	13,640	13,753,852
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	1.450	06/01/26	24,160	22,452,506
Sr. Unsec’d. Notes	2.950	03/01/30	6,519	5,771,214
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A	3.500	04/01/28	5,000	4,677,618
Sr. Unsec’d. Notes, 144A	4.550	11/15/30	4,665	4,408,284

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

CMS Energy Corp.,
Sr. Unsec’d. Notes	2.950%	02/15/27	2,445	$2,294,851
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes	5.600	03/01/28	5,798	5,872,846
Dominion Energy, Inc.,
Jr. Sub. Notes	3.071	08/15/24	13,520	13,468,729
DTE Energy Co.,
Sr. Unsec’d. Notes	5.100	03/01/29	2,820	2,797,905
Sr. Unsec’d. Notes, Series F	1.050	06/01/25	11,902	11,408,265
Duke Energy Corp.,
Jr. Sub. Notes	3.250(ff)	01/15/82	23,430	21,038,626
Sr. Unsec’d. Notes	3.100	06/15/28	EUR 13,425	14,014,210
Edison International,
Sr. Unsec’d. Notes	4.700	08/15/25	15,000	14,822,254
Sr. Unsec’d. Notes	4.950	04/15/25	23,050	22,878,673
Sr. Unsec’d. Notes	5.250	11/15/28	9,355	9,271,575
Enel Finance International NV (Italy),
Gtd. Notes, 144A	1.375	07/12/26	11,300	10,453,044
Sr. Unsec’d. Notes, 144A	4.500	06/15/25	4,700	4,635,482
Engie SA (France),
Sr. Unsec’d. Notes, 144A	5.250	04/10/29	7,330	7,290,861
Entergy Corp.,
Sr. Unsec’d. Notes	0.900	09/15/25	32,125	30,401,779
Evergy Metro, Inc.,
Mortgage	3.650	08/15/25	15,750	15,431,884
Evergy Missouri West, Inc.,
First Mortgage, 144A	5.150	12/15/27	12,220	12,129,485
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A	5.150	03/30/26	7,026	6,979,940
Sr. Unsec’d. Notes, 144A	5.200	04/01/28	26,650	26,612,029
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A	2.866	09/15/28	7,375	6,731,550
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes	3.055	10/04/26	38,000	36,034,336
MidAmerican Energy Co.,
First Mortgage	3.100	05/01/27	2,000	1,906,568
National Grid USA,
Sr. Unsec’d. Notes	8.000	11/15/30	9,000	10,008,928
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	4.900	02/28/28	24,775	24,541,892
Gtd. Notes	5.749	09/01/25	51,755	51,870,789

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 13

Schedule of Investments (unaudited) (continued)

as of June 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

OGE Energy Corp.,
Sr. Unsec’d. Notes	5.450%	05/15/29	6,570	$6,621,555
Pacific Gas & Electric Co.,
First Mortgage	3.000	06/15/28	12,000	10,972,207
First Mortgage	5.550	05/15/29	35,380	35,457,442
PacifiCorp,
First Mortgage	5.100	02/15/29	13,750	13,731,125
Pinnacle West Capital Corp.,
Sr. Unsec’d. Notes	1.300	06/15/25	27,312	26,135,680
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes(a)	0.800	08/15/25	16,823	15,975,186
Sr. Unsec’d. Notes(a)	5.200	04/01/29	15,000	14,962,342
SCE Recovery Funding LLC,
Sr. Sec’d. Notes	0.861	11/15/33	2,884	2,477,213
Sempra,
Jr. Sub. Notes	4.125(ff)	04/01/52	20,635	19,028,248
Sr. Unsec’d. Notes	5.400	08/01/26	14,285	14,275,287
Southern California Edison Co.,
First Mortgage	5.300	03/01/28	11,535	11,557,943
First Mortgage	5.450	06/01/31	5,635	5,676,518
Southern Co. (The),
Jr. Sub. Notes	4.475	08/01/24	8,770	8,749,803
Sr. Unsec’d. Notes, Series 21-B	1.750	03/15/28	8,625	7,638,309
System Energy Resources, Inc.,
First Mortgage(a)	6.000	04/15/28	5,260	5,350,636
Tucson Electric Power Co.,
Sr. Unsec’d. Notes	3.050	03/15/25	5,897	5,792,558
Virginia Power Fuel Securitization LLC,
Sr. Sec’d. Notes(a)	4.877	05/01/33	17,069	17,047,649
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A	3.550	07/15/24	20,525	20,498,218
Sr. Sec’d. Notes, 144A	3.700	01/30/27	10,000	9,556,885
Xcel Energy, Inc.,
Sr. Unsec’d. Notes	1.750	03/15/27	11,540	10,506,119

				779,191,866

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electronics 1.0%

Fortive Corp.,
Sr. Unsec’d. Notes	3.150%	06/15/26	29,766	$28,549,034
TD SYNNEX Corp.,
Sr. Unsec’d. Notes	1.250	08/09/24	60,230	59,917,147

				88,466,181

Engineering & Construction 0.6%

Jacobs Engineering Group, Inc.,
Gtd. Notes	6.350	08/18/28	24,090	24,852,850
MasTec, Inc.,
Sr. Unsec’d. Notes(a)	5.900	06/15/29	7,625	7,661,206
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	5,065	4,754,769
Sr. Sec’d. Notes, 144A	4.250	10/31/26	15,125	14,536,486

				51,805,311

Entertainment 0.6%

Warnermedia Holdings, Inc.,
Gtd. Notes	3.755	03/15/27	47,460	45,017,618
Gtd. Notes	4.054	03/15/29	5,200	4,802,373

				49,819,991

Foods 0.7%

Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A(a)	6.050	01/15/29	5,125	5,256,328
Campbell Soup Co.,
Sr. Unsec’d. Notes	3.950	03/15/25	4,769	4,708,857
Sr. Unsec’d. Notes	5.200	03/21/29	20,000	20,026,642
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes	3.000	02/02/29	18,510	16,564,993
Smithfield Foods, Inc.,
Gtd. Notes, 144A	4.250	02/01/27	4,750	4,572,550
Sr. Unsec’d. Notes, 144A	2.625	09/13/31	2,090	1,670,680
Sr. Unsec’d. Notes, 144A(a)	5.200	04/01/29	1,750	1,699,319
Tyson Foods, Inc.,
Sr. Unsec’d. Notes	5.400	03/15/29	9,450	9,468,858

				63,968,227

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 15

Schedule of Investments (unaudited) (continued)

as of June 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Forest Products & Paper 0.3%

Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A(a)	1.750%	09/30/25	23,870	$22,832,161
Smurfit Kappa Treasury Funding DAC (Ireland),
Gtd. Notes	7.500	11/20/25	3,902	3,988,462

				26,820,623

Gas 0.4%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	4,113	4,100,193
Sr. Unsec’d. Notes	5.875	08/20/26	4,950	4,796,111
NiSource, Inc.,
Sr. Unsec’d. Notes	5.200	07/01/29	8,940	8,908,055
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes	3.500	06/01/29	16,551	15,285,841

				33,090,200

Hand/Machine Tools 0.1%

Regal Rexnord Corp.,
Gtd. Notes(a)	6.050	02/15/26	5,975	6,001,318

Healthcare-Products 0.6%

Solventum Corp.,
Gtd. Notes, 144A	5.400	03/01/29	16,735	16,683,321
Gtd. Notes, 144A	5.450	02/25/27	17,580	17,566,920
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes	5.000	01/31/29	12,775	12,799,845

				47,050,086

Healthcare-Services 2.9%

Advocate Health & Hospitals Corp.,
Unsec’d. Notes, Series 2020	2.211	06/15/30	1,702	1,464,802
Bon Secours Mercy Health, Inc.,
Sec’d. Notes	1.350	06/01/25	2,775	2,653,887
Cedars-Sinai Health System,
Sec’d. Notes, Series 2021	2.288	08/15/31	5,821	4,858,088
Centene Corp.,
Sr. Unsec’d. Notes(a)	2.450	07/15/28	10,000	8,880,254
Sr. Unsec’d. Notes	3.375	02/15/30	20,988	18,623,567

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

CommonSpirit Health,
Sr. Sec’d. Notes	5.205%	12/01/31	24,265	$23,923,762
Elevance Health, Inc.,
Sr. Unsec’d. Notes	2.875	09/15/29	15,390	13,843,441
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A	1.500	06/01/25	5,370	5,167,378
Sr. Unsec’d. Notes, 144A	5.200	06/15/29	4,570	4,554,361
Icon Investments Six DAC,
Sr. Sec’d. Notes	5.809	05/08/27	7,735	7,804,637
Sr. Sec’d. Notes	5.849	05/08/29	8,025	8,146,445
IQVIA, Inc.,
Sr. Sec’d. Notes	5.700	05/15/28	19,795	19,983,826
Sr. Sec’d. Notes	6.250	02/01/29	17,415	17,899,974
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020	1.375	11/15/25	4,585	4,323,767
Roche Holdings, Inc.,
Gtd. Notes, 144A	4.909	03/08/31	10,000	9,956,919
Gtd. Notes, 144A	5.338	11/13/28	17,550	17,830,519
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	4.250	01/15/29	65,510	63,815,799
Sr. Unsec’d. Notes	4.900	04/15/31	12,650	12,530,059

				246,261,485

Home Builders 0.4%

Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	9,987	9,844,466
Toll Brothers Finance Corp.,
Gtd. Notes	4.875	11/15/25	10,000	9,889,128
Gtd. Notes	4.875	03/15/27	15,635	15,402,883

				35,136,477

Insurance 1.8%

CNA Financial Corp.,
Sr. Unsec’d. Notes	3.450	08/15/27	5,155	4,885,812
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes	3.500	04/04/25	18,445	18,134,529
Sr. Unsec’d. Notes	3.650	04/05/27	9,435	9,032,680
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	3.375	03/03/31	2,452	2,137,743
Sr. Unsec’d. Notes	4.625	04/29/30	21,300	20,256,507

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 17

Schedule of Investments (unaudited) (continued)

as of June 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

Great-West Lifeco US Finance 2020 LP (Canada),
Gtd. Notes, 144A(a)	0.904%	08/12/25	12,200	$11,593,781
Principal Life Global Funding II,
Sec’d. Notes, 144A, MTN(a)	5.500	06/28/28	19,750	19,784,349
Sr. Sec’d. Notes, 144A(a)	0.875	01/12/26	22,970	21,455,232
Sr. Sec’d. Notes, 144A	3.000	04/18/26	6,001	5,757,490
Protective Life Global Funding,
Sec’d. Notes, 144A	5.209	04/14/26	29,250	29,183,175
Sec’d. Notes, 144A	5.467	12/08/28	6,005	6,069,118
Unum Group,
Sr. Unsec’d. Notes	7.250	03/15/28	4,171	4,372,373

				152,662,789

Internet 0.2%

Expedia Group, Inc.,
Gtd. Notes(a)	4.625	08/01/27	14,500	14,233,200

Iron/Steel 0.1%

Reliance, Inc.,
Sr. Unsec’d. Notes	1.300	08/15/25	9,130	8,689,097

Lodging 0.6%

Genting New York LLC/GENNY Capital, Inc.,
Sr. Unsec’d. Notes, 144A	3.300	02/15/26	1,750	1,670,659
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes	5.750	01/30/27	9,180	9,262,099
Marriott International, Inc.,
Sr. Unsec’d. Notes	4.875	05/15/29	1,193	1,177,881
Sr. Unsec’d. Notes	5.550	10/15/28	33,640	34,088,777
Sr. Unsec’d. Notes, Series EE	5.750	05/01/25	4,344	4,347,240

				50,546,656

Machinery-Construction & Mining 0.3%

Weir Group PLC (The) (United Kingdom),
Sr. Unsec’d. Notes, 144A	2.200	05/13/26	28,970	27,121,734

Machinery-Diversified 1.0%

AGCO Corp.,
Gtd. Notes	5.450	03/21/27	4,455	4,464,734

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified (cont’d.)

CNH Industrial Capital LLC,
Gtd. Notes	3.950%	05/23/25	1,564	$1,540,751
Gtd. Notes	4.550	04/10/28	11,795	11,533,356
Gtd. Notes(a)	5.100	04/20/29	10,500	10,461,138
Gtd. Notes(a)	5.500	01/12/29	17,980	18,164,044
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes	5.400	08/14/28	3,585	3,616,925
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.200	06/15/25	4,000	3,901,591
Gtd. Notes	3.450	11/15/26	25,396	24,283,441
Gtd. Notes	4.700	09/15/28	8,770	8,599,008

				86,564,988

Media 1.0%

Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.250	01/15/29	24,025	20,550,688
Sr. Sec’d. Notes	4.908	07/23/25	5,130	5,086,251
Comcast Corp.,
Gtd. Notes(a)	4.550	01/15/29	22,875	22,519,392
Cox Communications, Inc.,
Gtd. Notes, 144A	1.800	10/01/30	3,250	2,612,385
Gtd. Notes, 144A	5.450	09/15/28	13,235	13,304,543
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	13,683	13,085,168
Sr. Unsec’d. Notes, 144A	3.850	02/01/25	3,500	3,457,143
Warner Media LLC,
Gtd. Notes(a)	2.950	07/15/26	5,000	4,662,861

				85,278,431

Mining 1.4%

Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN	4.763	04/14/27	23,245	22,753,601
Freeport Minerals Corp.,
Gtd. Notes	9.500	06/01/31	5,000	5,973,516
Freeport-McMoRan, Inc.,
Gtd. Notes	4.125	03/01/28	4,700	4,510,456
Gtd. Notes	4.375	08/01/28	40,964	39,562,487
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes, 144A	3.250	05/13/30	32,020	28,913,016

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 19

Schedule of Investments (unaudited) (continued)

as of June 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)

Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes	7.125%	07/15/28	12,837	$13,846,961
Yamana Gold, Inc. (Canada),
Gtd. Notes	4.625	12/15/27	1,925	1,858,939

				117,418,976

Miscellaneous Manufacturing 0.5%

Hillenbrand, Inc.,
Gtd. Notes(a)	5.000	09/15/26	16,150	15,901,467
Teledyne Technologies, Inc.,
Gtd. Notes	2.250	04/01/28	31,611	28,418,749

				44,320,216

Office/Business Equipment 0.5%

CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	29,790	27,868,889
Gtd. Notes	3.276	12/01/28	9,800	8,924,714
Gtd. Notes	4.125	05/01/25	2,483	2,445,199

				39,238,802

Oil & Gas 3.6%

Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	2.000	07/15/26	19,439	18,066,992
Sr. Unsec’d. Notes, 144A(a)	2.875	01/15/26	4,067	3,872,126
Sr. Unsec’d. Notes, 144A	5.600	06/13/28	6,735	6,788,267
Burlington Resources LLC,
Gtd. Notes	7.200	08/15/31	6,900	7,745,830
Gtd. Notes	7.400	12/01/31	16,379	18,615,570
Continental Resources, Inc.,
Gtd. Notes, 144A	2.268	11/15/26	5,875	5,452,697
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.250	10/15/27	22,365	22,275,664
Diamondback Energy, Inc.,
Gtd. Notes	3.250	12/01/26	7,050	6,734,853
Gtd. Notes	5.150	01/30/30	24,905	24,785,845
Hess Corp.,
Sr. Unsec’d. Notes	4.300	04/01/27	44,486	43,367,394
Sr. Unsec’d. Notes	7.300	08/15/31	12,250	13,657,015
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	3.800	04/01/28	7,265	6,922,510

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	3.200%	08/15/26	6,726	$6,388,175
Sr. Unsec’d. Notes	7.500	10/15/26	9,578	9,844,860
Ovintiv, Inc.,
Gtd. Notes	5.650	05/15/25	19,480	19,452,854
Phillips 66 Co.,
Gtd. Notes	2.450	12/15/24	9,860	9,707,220
Gtd. Notes	3.750	03/01/28	12,095	11,535,965
Gtd. Notes	4.950	12/01/27	10,835	10,805,178
Pioneer Natural Resources Co.,
Gtd. Notes	7.200	01/15/28	6,176	6,593,010
Sr. Unsec’d. Notes	2.150	01/15/31	9,072	7,619,552
Sr. Unsec’d. Notes	5.100	03/29/26	8,225	8,210,069
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	7.500	01/15/28	38,250	40,184,023

				308,625,669

Oil & Gas Services 0.4%

Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	5.000	11/15/29	30,400	30,177,378

Packaging & Containers 1.2%

Berry Global, Inc.,
Sr. Sec’d. Notes	1.570	01/15/26	28,607	26,883,963
Sr. Sec’d. Notes	5.500	04/15/28	10,920	10,904,176
Sr. Sec’d. Notes, 144A	5.800	06/15/31	6,200	6,200,969
Sealed Air Corp.,
Sr. Sec’d. Notes, 144A	1.573	10/15/26	12,875	11,714,481
Silgan Holdings, Inc.,
Sr. Sec’d. Notes, 144A	1.400	04/01/26	11,575	10,725,164
Smurfit Kappa Treasury ULC (Ireland),
Gtd. Notes, 144A	5.200	01/15/30	26,700	26,424,518
WRKCo, Inc.,
Gtd. Notes	3.375	09/15/27	4,950	4,686,463
Gtd. Notes	3.750	03/15/25	5,190	5,116,685

				102,656,419

Pharmaceuticals 2.7%

AbbVie, Inc.,
Sr. Unsec’d. Notes	4.800	03/15/29	44,730	44,469,400

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 21

Schedule of Investments (unaudited) (continued)

as of June 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Allergan Funding SCS,
Gtd. Notes	3.800%	03/15/25	13,136	$12,857,755
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A	4.375	12/15/28	35,986	34,119,490
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A	6.125	11/21/26	12,150	12,276,702
Gtd. Notes, 144A	6.250	01/21/29	9,300	9,494,148
Cigna Group (The),
Gtd. Notes(a)	3.400	03/01/27	28,034	26,800,351
CVS Health Corp.,
Sr. Unsec’d. Notes	1.750	08/21/30	10,000	8,127,090
Sr. Unsec’d. Notes	1.875	02/28/31	9,887	7,926,295
Sr. Unsec’d. Notes	5.000	01/30/29	2,185	2,162,625
McKesson Corp.,
Sr. Unsec’d. Notes	4.900	07/15/28	28,268	28,178,076
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	25,775	25,002,393
Viatris, Inc.,
Gtd. Notes	2.300	06/22/27	20,460	18,685,575

				230,099,900

Pipelines 4.5%

Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	5.927	08/15/30	5,650	5,769,701
Eastern Energy Gas Holdings LLC,
Sr. Unsec’d. Notes, Series A	2.500	11/15/24	10,000	9,875,882
Enbridge, Inc. (Canada),
Gtd. Notes	5.300	04/05/29	12,800	12,802,879
Gtd. Notes	6.000	11/15/28	16,420	16,892,129
Energy Transfer LP,
Gtd. Notes, 144A	6.000	02/01/29	19,700	19,851,019
Jr. Sub. Notes, Series G(a)	7.125(ff)	05/15/30(oo)	12,892	12,755,398
Sr. Unsec’d. Notes	4.050	03/15/25	2,092	2,068,585
Sr. Unsec’d. Notes(a)	4.950	06/15/28	10,179	10,045,272
Sr. Unsec’d. Notes	5.250	07/01/29	8,800	8,748,103
Sr. Unsec’d. Notes	5.550	02/15/28	2,559	2,579,881
Sr. Unsec’d. Notes	6.100	12/01/28	7,305	7,522,688
Sr. Unsec’d. Notes	6.400	12/01/30	20,305	21,337,743
Enterprise Products Operating LLC,
Gtd. Notes, 3 Month SOFR + 3.039%	8.385(c)	06/01/67	22,233	22,097,239
Gtd. Notes, Series D, 3 Month SOFR + 3.248%	8.574(c)	08/16/77	5,970	5,944,887

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Kinder Morgan, Inc.,
Gtd. Notes	1.750%	11/15/26	9,165	$8,448,478
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	13,761	12,937,498
Sr. Unsec’d. Notes	4.125	03/01/27	6,570	6,382,043
Sr. Unsec’d. Notes	4.250	12/01/27	5,034	4,872,995
Sr. Unsec’d. Notes	4.875	06/01/25	17,529	17,377,244
ONEOK Partners LP,
Gtd. Notes	4.900	03/15/25	3,567	3,545,499
ONEOK, Inc.,
Gtd. Notes	4.550	07/15/28	6,000	5,850,852
Gtd. Notes	5.550	11/01/26	11,145	11,191,287
Gtd. Notes	5.650	11/01/28	9,015	9,152,185
Gtd. Notes	5.850	01/15/26	7,610	7,645,974
Sr. Unsec’d. Notes	5.000	03/01/26	6,000	5,949,196
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.600	11/01/24	5,000	4,960,198
Sr. Unsec’d. Notes	4.650	10/15/25	16,430	16,204,201
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	12,970	12,669,015
Targa Resources Corp.,
Gtd. Notes	5.200	07/01/27	5,796	5,784,678
Gtd. Notes	6.150	03/01/29	13,097	13,519,100
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes	7.000	03/15/27	3,575	3,719,925
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	7.250	12/01/26	4,705	4,865,596
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.500	03/01/28	11,230	10,819,621
Sr. Unsec’d. Notes	4.650	07/01/26	3,000	2,941,803
Sr. Unsec’d. Notes	4.750	08/15/28	2,653	2,587,390
Sr. Unsec’d. Notes	6.350	01/15/29	11,540	11,903,464
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	5.400	03/02/26	43,745	43,705,743

				385,325,391

Real Estate 0.2%

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	2.500	10/15/31	4,496	3,678,354

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 23

Schedule of Investments (unaudited) (continued)

as of June 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate (cont’d.)

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A	3.875%	03/20/27	14,558	$14,065,370
Sr. Unsec’d. Notes, 144A(a)	4.125	02/01/29	495	468,675

				18,212,399

Real Estate Investment Trusts (REITs) 3.9%

American Tower Corp.,
Sr. Unsec’d. Notes	3.950	03/15/29	5,100	4,815,484
Sr. Unsec’d. Notes(a)	5.800	11/15/28	8,025	8,184,666
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.250	04/01/28	26,313	23,462,079
COPT Defense Properties LP,
Gtd. Notes	2.250	03/15/26	6,860	6,477,397
Crown Castle, Inc.,
Sr. Unsec’d. Notes	1.350	07/15/25	8,630	8,257,224
Sr. Unsec’d. Notes	2.250	01/15/31	13,500	11,099,546
Sr. Unsec’d. Notes	5.600	06/01/29	12,495	12,602,037
Essex Portfolio LP,
Gtd. Notes	1.700	03/01/28	27,550	24,178,492
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	5.250	06/01/25	28,802	28,560,317
Gtd. Notes	5.375	04/15/26	12,355	12,256,181
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series F	4.500	02/01/26	4,000	3,930,980
Invitation Homes Operating Partnership LP,
Gtd. Notes(a)	2.300	11/15/28	11,657	10,320,393
Gtd. Notes	5.450	08/15/30	9,559	9,570,526
Kimco Realty OP LLC,
Gtd. Notes(a)	1.900	03/01/28	35,310	31,469,107
Prologis LP,
Sr. Unsec’d. Notes	4.875	06/15/28	21,690	21,596,305
Realty Income Corp.,
Gtd. Notes	3.400	01/15/30	4,500	4,098,557
Sr. Unsec’d. Notes	2.100	03/15/28	14,165	12,691,272
Sr. Unsec’d. Notes	2.200	06/15/28	11,225	10,036,433
Sr. Unsec’d. Notes	3.400	01/15/28	19,483	18,372,396
Sr. Unsec’d. Notes	4.450	09/15/26	11,000	10,759,776
Sr. Unsec’d. Notes	4.700	12/15/28	9,985	9,799,747
Sabra Health Care LP,
Gtd. Notes	5.125	08/15/26	8,950	8,817,691

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

Sun Communities Operating LP,
Gtd. Notes	2.300%	11/01/28	7,705	$6,767,925
Gtd. Notes	5.500	01/15/29	15,737	15,738,786
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.500	09/01/26	2,924	2,845,014
Gtd. Notes, 144A(a)	5.750	02/01/27	18,200	18,212,012
WP Carey, Inc.,
Sr. Unsec’d. Notes	4.250	10/01/26	2,261	2,202,231

				337,122,574

Retail 0.8%

Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A(a)	3.550	07/26/27	28,202	26,824,998
Sr. Unsec’d. Notes, 144A	2.950	01/25/30	9,075	8,112,314
AutoNation, Inc.,
Sr. Unsec’d. Notes	1.950	08/01/28	9,000	7,800,965
Genuine Parts Co.,
Sr. Unsec’d. Notes(a)	6.500	11/01/28	10,380	10,886,695
Home Depot, Inc. (The),
Sr. Unsec’d. Notes(a)	4.750	06/25/29	12,575	12,503,205

				66,128,177

Semiconductors 0.1%

Marvell Technology, Inc.,
Sr. Unsec’d. Notes	5.750	02/15/29	8,385	8,559,942

Software 0.8%

Activision Blizzard, Inc.,
Sr. Unsec’d. Notes	3.400	06/15/27	4,600	4,265,978
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes(a)	1.150	03/01/26	10,190	9,500,641
Sr. Unsec’d. Notes	1.650	03/01/28	4,285	3,775,613
Fiserv, Inc.,
Sr. Unsec’d. Notes	5.375	08/21/28	5,398	5,435,253
Sr. Unsec’d. Notes	5.450	03/02/28	16,320	16,466,684
Infor, Inc.,
Sr. Unsec’d. Notes, 144A	1.750	07/15/25	6,934	6,643,500
Oracle Corp.,
Sr. Unsec’d. Notes	6.150	11/09/29	9,000	9,411,041

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 25

Schedule of Investments (unaudited) (continued)

as of June 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software (cont’d.)

Roper Technologies, Inc.,
Sr. Unsec’d. Notes	1.000%	09/15/25	10,570	$10,009,929
Workday, Inc.,
Sr. Unsec’d. Notes	3.500	04/01/27	5,000	4,782,456

				70,291,095

Telecommunications 2.6%

AT&T, Inc.,
Sr. Unsec’d. Notes	1.700	03/25/26	36,550	34,309,452
Sr. Unsec’d. Notes	2.300	06/01/27	35,000	32,380,715
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	4.000	09/01/24	744	740,793
NBN Co. Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, MTN(a)	5.750	10/06/28	13,735	14,086,913
NTT Finance Corp. (Japan),
Sr. Unsec’d. Notes, 144A	5.110	07/02/29	20,000	19,937,184
Sprint LLC,
Gtd. Notes	7.625	03/01/26	1,905	1,957,368
T-Mobile USA, Inc.,
Gtd. Notes	2.050	02/15/28	6,765	6,072,917
Gtd. Notes	3.750	04/15/27	44,311	42,594,805
Gtd. Notes(a)	4.850	01/15/29	16,010	15,811,724
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.100	03/22/28	50,608	45,520,758
Sr. Unsec’d. Notes	3.150	03/22/30	3,900	3,515,449
Sr. Unsec’d. Notes	4.329	09/21/28	7,307	7,104,242

				224,032,320

Transportation 0.1%

Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN	4.625	06/01/25	9,455	9,361,243

Trucking & Leasing 0.4%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	1.200	11/15/25	10,930	10,297,313
Sr. Unsec’d. Notes, 144A	1.700	06/15/26	25,675	23,834,639

				34,131,952

TOTAL CORPORATE BONDS
(cost $7,422,121,216)				7,219,614,474

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BOND 0.3%

Texas

Texas Natural Gas Securitization Finance Corp. Revenue, Taxable, Revenue Bonds, Series 2023-01, Class A1 (cost $22,154,135)(a)	5.102%	04/01/35	22,059	$22,111,786

U.S. TREASURY OBLIGATIONS(k) 0.2%
U.S. Treasury Notes	1.250	03/31/28	3,545	3,156,711
U.S. Treasury Notes	1.750	12/31/24	295	289,803
U.S. Treasury Notes(h)	1.750	01/31/29	13,945	12,437,197

TOTAL U.S. TREASURY OBLIGATIONS
(cost $17,782,693)				15,883,711

			Shares

PREFERRED STOCK 0.0%

Banks

Citigroup Capital XIII, 11.961%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40 (cost $3,342,000)			132,000	3,863,640

TOTAL LONG-TERM INVESTMENTS
(cost $8,568,281,101)				8,356,006,933

SHORT-TERM INVESTMENTS 3.4%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(wb)			147,717,783	147,717,783
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $140,798,260; includes $140,243,485 of cash collateral for securities on loan)(b)(wb)			140,947,348	140,862,780

TOTAL SHORT-TERM INVESTMENTS
(cost $288,516,043)				288,580,563

TOTAL INVESTMENTS 100.9%
(cost $8,856,797,144)				8,644,587,496
Liabilities in excess of other assets(z) (0.9)%				(75,002,091)

NET ASSETS 100.0%				$8,569,585,405

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 27

Schedule of Investments (unaudited) (continued)

as of June 30, 2024

Below is a list of the abbreviation(s) used in the semiannual report:

EUR—Euro

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CLO—Collateralized Loan Obligation

CME—Chicago Mercantile Exchange

DAC—Designated Activity Company

EMTN—Euro Medium Term Note

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

JPM—JPMorgan Chase Bank N.A.

LP—Limited Partnership

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

OTC—Over-the-counter

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

SSB—State Street Bank & Trust Company

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $137,616,776; cash collateral of $140,243,485 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
264	2 Year U.S. Treasury Notes	Sep. 2024	$53,913,750	$158,835
10,857	5 Year U.S. Treasury Notes	Sep. 2024	1,157,118,757	5,352,448

				5,511,283

Short Positions:
300	3 Month CME SOFR	Sep. 2024	70,989,375	31,326
2,929	10 Year U.S. Treasury Notes	Sep. 2024	322,144,249	(2,213,662)
109	10 Year U.S. Ultra Treasury Notes	Sep. 2024	12,374,906	(97,175)
104	20 Year U.S. Treasury Bonds	Sep. 2024	12,304,500	204,599
1	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	125,344	(533)

				(2,075,445)

				$3,435,838

Forward foreign currency exchange contracts outstanding at June 30, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/02/24	SSB	EUR 13,063	$14,027,184	$13,992,847	$—	$(34,337)

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/02/24	MSI	EUR 13,063	$14,185,499	$13,992,847	$192,652	$—
Expiring 08/02/24	SSB	EUR 13,063	14,047,863	14,014,165	33,698	—

			$28,233,362	$28,007,012	226,350	—

					$226,350	$(34,337)

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 29

Schedule of Investments (unaudited) (continued)

as of June 30, 2024

Credit default swap agreements outstanding at June 30, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Teck Resources Ltd.	06/20/26	5.000%(Q)	40,000	0.342%	$2,829,269	$3,588,070	$758,801

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Host Hotels & Resorts LP	12/20/25	1.000%(Q)	4,250	$(40,488)	$42,597	$(83,085)	GSI
Imperial Brands Finance PLC	06/20/27	1.000%(Q)	EUR 12,600	(217,494)	143,882	(361,376)	JPM
Marriott International, Inc.	06/20/25	1.000%(Q)	3,500	(30,510)	31,546	(62,056)	MSI

				$(288,492)	$218,025	$(506,517)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Ford Motor Co.	12/20/28	5.000%(Q)	20,000	1.422%	$2,871,050	$1,836,636	$1,034,414	MSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)	400,000	$(8,891,396)	$(8,308,415)	$582,981

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced

See Notes to Financial Statements.

index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
486,564	08/03/25	4.811%(A)	1 Day SOFR(2)(A)/ 5.330%	$—	$(3,852,304)	$(3,852,304)
707,950	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 5.330%	209,670	2,087,965	1,878,295
98,646	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 5.330%	290,461	14,530,633	14,240,172
440,900	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 5.330%	(389,047)	(2,897,123)	(2,508,076)

				$111,084	$9,869,171	$9,758,087

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$2,054,661	$—	$1,034,414	$(506,517)

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 31

Schedule of Investments (unaudited) (continued)

as of June 30, 2024

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$38,098,000	$14,311,736

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$948,278,249	$—
Commercial Mortgage-Backed Securities	—	146,255,073	—
Corporate Bonds	—	7,219,614,474	—
Municipal Bond	—	22,111,786	—
U.S. Treasury Obligations	—	15,883,711	—
Preferred Stock	3,863,640	—	—
Short-Term Investments
Affiliated Mutual Funds	288,580,563	—	—

Total	$292,444,203	$8,352,143,293	$—

Other Financial Instruments*
Assets
Futures Contracts	$5,747,208	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	226,350	—
Centrally Cleared Credit Default Swap Agreements	—	1,341,782	—
OTC Credit Default Swap Agreement	—	2,871,050	—
Centrally Cleared Interest Rate Swap Agreements	—	16,118,467	—

Total	$5,747,208	$20,557,649	$—

Liabilities
Futures Contracts	$(2,311,370)	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	(34,337)	—

See Notes to Financial Statements.

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
OTC Credit Default Swap Agreements	$—	$(288,492)	$—
Centrally Cleared Interest Rate Swap Agreements	—	(6,360,380)	—

Total	$(2,311,370)	$(6,683,209)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

Banks	22.9%
Collateralized Loan Obligations	11.1
Electric	9.1
Pipelines	4.5
Real Estate Investment Trusts (REITs)	3.9
Oil & Gas	3.6
Auto Manufacturers	3.4
Affiliated Mutual Funds (1.6% represents investments purchased with collateral from securities on loan)	3.4
Healthcare-Services	2.9
Diversified Financial Services	2.8
Pharmaceuticals	2.7
Telecommunications	2.6
Agriculture	1.9
Insurance	1.8
Aerospace & Defense	1.7
Commercial Mortgage-Backed Securities	1.7
Mining	1.4
Commercial Services	1.3
Packaging & Containers	1.2
Chemicals	1.2
Electronics	1.0
Machinery-Diversified	1.0
Media	1.0
Computers	1.0
Software	0.8
Building Materials	0.8
Airlines	0.8
Retail	0.8
Foods	0.7

Engineering & Construction	0.6%
Lodging	0.6
Entertainment	0.6
Healthcare-Products	0.6
Beverages	0.5
Miscellaneous Manufacturing	0.5
Office/Business Equipment	0.5
Home Builders	0.4
Trucking & Leasing	0.4
Gas	0.4
Oil & Gas Services	0.4
Machinery-Construction & Mining	0.3
Forest Products & Paper	0.3
Municipal Bond	0.3
Apparel	0.2
Real Estate	0.2
U.S. Treasury Obligations	0.2
Distribution/Wholesale	0.2
Internet	0.2
Biotechnology	0.1
Transportation	0.1
Iron/Steel	0.1
Semiconductors	0.1
Hand/Machine Tools	0.1

100.9
Liabilities in excess of other assets	(0.9)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk, and interest rate risk. See the Notes to Financial Statements for

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 33

Schedule of Investments (unaudited) (continued)

as of June 30, 2024

additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$1,341,782	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	2,054,661		—	—
Credit contracts	Unrealized appreciation on OTC swap agreements	1,034,414		Unrealized depreciation on OTC swap agreements	506,517
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	226,350		Unrealized depreciation on OTC forward foreign currency exchange contracts	34,337
Interest rate contracts	Due from/to broker-variation margin futures	5,747,208	*	Due from/to broker-variation margin futures	2,311,370	*
Interest rate contracts	Due from/to broker-variation margin swaps	16,118,467	*	Due from/to broker-variation margin swaps	6,360,380	*

		$26,522,882			$9,212,604

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$(640,000)	$640,000	$—	$—	$(1,525,004)
Foreign exchange contracts	—	—	—	222,279	—
Interest rate contracts	—	—	(9,757,614)	—	(4,347)

Total	$(640,000)	$640,000	$(9,757,614)	$222,279	$(1,529,351)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

See Notes to Financial Statements.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$1,272,636
Foreign exchange contracts	—	313,481	—
Interest rate contracts	(12,720,068)	—	(3,766,505)

Total	$(12,720,068)	$313,481	$(2,493,869)

For the six months ended June 30, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 213,333
Options Written (2)	266,666,667
Futures Contracts - Long Positions (2)	1,253,803,278
Futures Contracts - Short Positions (2)	288,132,751
Forward Foreign Currency Exchange Contracts - Purchased (3)	9,386,836
Forward Foreign Currency Exchange Contracts - Sold (3)	23,620,504
Interest Rate Swap Agreements (2)	968,160,000
Credit Default Swap Agreements - Buy Protection (2)	154,749,083
Credit Default Swap Agreements - Sell Protection (2)	60,000,000

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$137,616,776	$(137,616,776)	$—

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 35

Schedule of Investments (unaudited) (continued)

as of June 30, 2024

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
GSI	$42,597	$(83,085)	$(40,488)	$—	$(40,488)
JPM	143,882	(361,376)	(217,494)	217,494	—
MSI	3,095,248	(62,056)	3,033,192	(3,033,192)	—
SSB	33,698	(34,337)	(639)	—	(639)

	$3,315,425	$(540,854)	$2,774,571	$(2,815,698)	$(41,127)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

as of June 30, 2024

Assets

Investments at value, including securities on loan of $137,616,776:
Unaffiliated investments (cost $8,568,281,101)	$8,356,006,933
Affiliated investments (cost $288,516,043)	288,580,563
Foreign currency, at value (cost $410,374)	411,219
Dividends and interest receivable	88,299,062
Deposit with broker for centrally cleared/exchange-traded derivatives	38,098,000
Receivable for Fund shares sold	22,186,252
Premiums paid for OTC swap agreements	2,054,661
Unrealized appreciation on OTC swap agreements	1,034,414
Due from broker—variation margin futures	534,574
Due from broker—variation margin swaps	485,588
Unrealized appreciation on OTC forward foreign currency exchange contracts	226,350
Prepaid expenses and other assets	175,488

Total Assets	8,798,093,104

Liabilities

Payable to broker for collateral for securities on loan	140,243,485
Payable for investments purchased	50,897,704
Payable for Fund shares purchased	28,535,420
Dividends payable	3,365,342
Management fee payable	2,499,348
Accrued expenses and other liabilities	2,003,383
Unrealized depreciation on OTC swap agreements	506,517
Distribution fee payable	370,264
Unrealized depreciation on OTC forward foreign currency exchange contracts	34,337
Affiliated transfer agent fee payable	32,996
Directors’ fees payable	18,903

Total Liabilities	228,507,699

Net Assets	$8,569,585,405

Net assets were comprised of:
Common stock, at par	$8,178,144
Paid-in capital in excess of par	9,738,809,069
Total distributable earnings (loss)	(1,177,401,808)

Net assets, June 30, 2024	$8,569,585,405

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 37

Statement of Assets and Liabilities (unaudited)

as of June 30, 2024

Class A

Net asset value and redemption price per share, ($1,077,309,053 ÷ 103,044,490 shares of common stock issued and outstanding)	$10.45
Maximum sales charge (2.25% of offering price)	0.24

Maximum offering price to public	$10.69

Class C

Net asset value, offering price and redemption price per share, ($132,156,462 ÷ 12,641,226 shares of common stock issued and outstanding)	$10.45

Class R

Net asset value, offering price and redemption price per share, ($91,109,467 ÷ 8,715,075 shares of common stock issued and outstanding)	$10.45

Class Z

Net asset value, offering price and redemption price per share, ($5,198,296,718 ÷ 495,990,267 shares of common stock issued and outstanding)	$10.48

Class R2

Net asset value, offering price and redemption price per share, ($1,300,771 ÷ 123,896 shares of common stock issued and outstanding)	$10.50

Class R4

Net asset value, offering price and redemption price per share, ($1,610,764 ÷ 153,456 shares of common stock issued and outstanding)	$10.50

Class R6

Net asset value, offering price and redemption price per share, ($2,067,802,170 ÷ 197,146,017 shares of common stock issued and outstanding)	$10.49

See Notes to Financial Statements.

Statement of Operations (unaudited)

Six Months Ended June 30, 2024

Net Investment Income (Loss)

Income
Interest income	$181,597,280
Affiliated dividend income	2,191,406
Income from securities lending, net (including affiliated income of $225,702)	238,457
Unaffiliated dividend income	201,057

Total income	184,228,200

Expenses
Management fee	16,619,545
Distribution fee(a)	2,448,894
Shareholder servicing fees(a)	1,387
Transfer agent’s fees and expenses (including affiliated expense of $103,707)(a)	3,344,734
Shareholders’ reports	263,784
Custodian and accounting fees	204,173
Registration fees(a)	112,420
Directors’ fees	69,033
Professional fees	49,097
Audit fee	21,032
Miscellaneous	82,978

Total expenses	23,217,077
Less: Fee waiver and/or expense reimbursement(a)	(1,149,377)
Distribution fee waiver(a)	(114,765)

Net expenses	21,952,935

Net investment income (loss)	162,275,265

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $44,997)	(37,894,954)
Futures transactions	(9,757,614)
Forward currency contract transactions	222,279
Options written transactions	640,000
Swap agreement transactions	(1,529,351)
Foreign currency transactions	(5,388)

(48,325,028)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(67,770))	56,274,383
Futures	(12,720,068)
Forward currency contracts	313,481
Swap agreements	(2,493,869)
Foreign currencies	(3,905)

41,370,022

Net gain (loss) on investment and foreign currency transactions	(6,955,006)

Net Increase (Decrease) In Net Assets Resulting From Operations	$155,320,259

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 39

Statement of Operations (unaudited)

Six Months Ended June 30, 2024

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	1,386,742	716,250	344,295	—	1,607	—	—
Shareholder servicing fees	—	—	—	—	643	744	—
Transfer agent’s fees and expenses	425,444	72,938	72,759	2,728,755	1,373	1,413	42,052
Registration fees	22,614	8,980	4,390	48,244	4,936	4,812	18,444
Fee waiver and/or expense reimbursement	(87,741)	(11,329)	(7,261)	(806,293)	(5,445)	(5,225)	(226,083)
Distribution fee waiver	—	—	(114,765)	—	—	—	—

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$162,275,265	$299,457,523
Net realized gain (loss) on investment and foreign currency transactions	(48,325,028)	(181,895,924)
Net change in unrealized appreciation (depreciation) on investments	41,370,022	492,945,073

Net increase (decrease) in net assets resulting from operations	155,320,259	610,506,672

Dividends and Distributions
Distributions from distributable earnings
Class A	(19,939,373)	(38,287,770)
Class C	(2,013,671)	(4,508,781)
Class R	(1,494,761)	(2,905,614)
Class Z	(101,771,415)	(202,074,998)
Class R2	(22,014)	(35,931)
Class R4	(27,334)	(44,895)
Class R6	(41,108,519)	(83,601,534)

	(166,377,087)	(331,459,523)

Fund share transactions(Net of share conversions)
Net proceeds from shares sold	1,055,531,356	2,880,971,062
Net asset value of shares issued in reinvestment of dividends and distributions	145,183,684	287,138,171
Cost of shares purchased	(1,675,447,613)	(4,140,092,331)

Net increase (decrease) in net assets from Fund share transactions	(474,732,573)	(971,983,098)

Total increase (decrease)	(485,789,401)	(692,935,949)

Net Assets:

Beginning of period	9,055,374,806	9,748,310,755

End of period	$8,569,585,405	$9,055,374,806

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 41

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended June 30,		Year Ended December 31,
	2024		2023	2022		2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.47		$10.15	$11.14		$11.42	$11.11	$10.71
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.30	0.19		0.17	0.22	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.01)		0.36	(0.93)		(0.23)	0.34	0.43
Total from investment operations	0.17		0.66	(0.74)		(0.06)	0.56	0.69
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.34)	(0.25)		(0.22)	(0.25)	(0.29)
Tax return of capital distributions	-		-	(-	)(b)	-	-	-
Total dividends and distributions	(0.19)		(0.34)	(0.25)		(0.22)	(0.25)	(0.29)
Net asset value, end of period	$10.45		$10.47	$10.15		$11.14	$11.42	$11.11
Total Return(c):	1.61%		6.60%	(6.70)%		(0.56)%	5.13%	6.47%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,077,309		$1,137,150	$1,204,480		$1,665,931	$1,837,307	$1,609,745
Average net assets (000)	$1,115,489		$1,161,410	$1,361,067		$1,807,236	$2,048,213	$1,352,830
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.71	%(e)	0.71%	0.71%		0.71%	0.76%	0.80%
Expenses before waivers and/or expense reimbursement	0.73	%(e)	0.73%	0.72%		0.72%	0.77%	0.80%
Net investment income (loss)	3.50	%(e)	2.96%	1.83%		1.46%	1.93%	2.33%
Portfolio turnover rate(f)	21%		35%	14%		32%	36%	60%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class C Shares
	Six Months Ended June 30,		Year Ended December 31,
	2024		2023	2022		2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.47		$10.15	$11.14		$11.42	$11.11	$10.72
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.22	0.11		0.08	0.14	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.01)		0.36	(0.93)		(0.23)	0.34	0.42
Total from investment operations	0.13		0.58	(0.82)		(0.15)	0.48	0.60
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.26)	(0.17)		(0.13)	(0.17)	(0.21)
Tax return of capital distributions	-		-	(-	)(b)	-	-	-
Total dividends and distributions	(0.15)		(0.26)	(0.17)		(0.13)	(0.17)	(0.21)
Net asset value, end of period	$10.45		$10.47	$10.15		$11.14	$11.42	$11.11
Total Return(c):	1.21%		5.79%	(7.42)%		(1.31)%	4.40%	5.63%

Ratios/Supplemental Data:
Net assets, end of period (000)	$132,156		$155,936	$209,217		$333,417	$495,994	$599,005
Average net assets (000)	$144,037		$179,607	$262,486		$389,132	$534,970	$722,408
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.49	%(e)	1.48%	1.48%		1.47%	1.47%	1.49%
Expenses before waivers and/or expense reimbursement	1.51	%(e)	1.50%	1.49%		1.48%	1.48%	1.49%
Net investment income (loss)	2.72	%(e)	2.17%	1.04%		0.71%	1.27%	1.65%
Portfolio turnover rate(f)	21%		35%	14%		32%	36%	60%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 43

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended June 30,		Year Ended December 31,
	2024		2023	2022		2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.47		$10.15	$11.13		$11.42	$11.11	$10.72
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.27	0.15		0.13	0.19	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.01)		0.35	(0.92)		(0.24)	0.34	0.42
Total from investment operations	0.15		0.62	(0.77)		(0.11)	0.53	0.64
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.30)	(0.21)		(0.18)	(0.22)	(0.25)
Tax return of capital distributions	-		-	(-	)(b)	-	-	-
Total dividends and distributions	(0.17)		(0.30)	(0.21)		(0.18)	(0.22)	(0.25)
Net asset value, end of period	$10.45		$10.47	$10.15		$11.13	$11.42	$11.11
Total Return(c):	1.44%		6.25%	(6.94)%		(0.99)%	4.86%	6.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$91,109		$94,762	$104,825		$138,545	$143,094	$138,971
Average net assets (000)	$92,317		$98,290	$119,891		$139,942	$133,401	$139,946
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.05	%(e)	1.05%	1.05%		1.05%	1.02%	1.11%
Expenses before waivers and/or expense reimbursement	1.32	%(e)	1.32%	1.31%		1.31%	1.28%	1.36%
Net investment income (loss)	3.16	%(e)	2.62%	1.48%		1.12%	1.70%	2.02%
Portfolio turnover rate(f)	21%		35%	14%		32%	36%	60%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class Z Shares
	Six Months Ended June 30,		Year Ended December 31,
	2024		2023	2022		2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.49		$10.17	$11.16		$11.45	$11.14	$10.74
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.33	0.21		0.19	0.25	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(-	)(b)	0.35	(0.93)		(0.24)	0.35	0.43
Total from investment operations	0.19		0.68	(0.72)		(0.05)	0.60	0.72
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.36)	(0.27)		(0.24)	(0.29)	(0.32)
Tax return of capital distributions	-		-	(-	)(b)	-	-	-
Total dividends and distributions	(0.20)		(0.36)	(0.27)		(0.24)	(0.29)	(0.32)
Net asset value, end of period	$10.48		$10.49	$10.17		$11.16	$11.45	$11.14
Total Return(c):	1.82%		6.85%	(6.47)%		(0.41)%	5.43%	6.75%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,198,297		$5,467,555	$5,743,080		$8,985,211	$8,371,100	$6,187,736
Average net assets (000)	$5,335,382		$5,711,815	$7,274,717		$8,893,589	$7,069,401	$5,905,291
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.47	%(e)	0.47%	0.47%		0.47%	0.47%	0.52%
Expenses before waivers and/or expense reimbursement	0.50	%(e)	0.49%	0.50%		0.51%	0.50%	0.53%
Net investment income (loss)	3.74	%(e)	3.20%	2.05%		1.69%	2.22%	2.61%
Portfolio turnover rate(f)	21%		35%	14%		32%	36%	60%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 45

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended June 30,		Year Ended December 31,
	2024		2023	2022		2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.51		$10.19	$11.18		$11.47	$11.15	$10.75
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.29	0.17		0.14	0.20	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(-	)(b)	0.35	(0.93)		(0.23)	0.36	0.43
Total from investment operations	0.17		0.64	(0.76)		(0.09)	0.56	0.67
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.32)	(0.23)		(0.20)	(0.24)	(0.27)
Tax return of capital distributions	-		-	(-	)(b)	-	-	-
Total dividends and distributions	(0.18)		(0.32)	(0.23)		(0.20)	(0.24)	(0.27)
Net asset value, end of period	$10.50		$10.51	$10.19		$11.18	$11.47	$11.15
Total Return(c):	1.62%		6.41%	(6.83)%		(0.81)%	5.09%	6.32%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,301		$1,338	$916		$1,941	$919	$188
Average net assets (000)	$1,293		$1,138	$1,505		$1,549	$477	$91
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.88	%(e)	0.88%	0.88%		0.88%	0.88%	0.91%
Expenses before waivers and/or expense reimbursement	1.73	%(e)	1.87%	1.84%		1.89%	6.58%	22.41%
Net investment income (loss)	3.33	%(e)	2.84%	1.61%		1.27%	1.74%	2.20%
Portfolio turnover rate(f)	21%		35%	14%		32%	36%	60%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R4 Shares
	Six Months Ended June 30,		Year Ended December 31,
	2024		2023	2022		2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.51		$10.19	$11.18		$11.46	$11.15	$10.76
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.31	0.20		0.17	0.24	0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.01)		0.36	(0.94)		(0.22)	0.34	0.42
Total from investment operations	0.18		0.67	(0.74)		(0.05)	0.58	0.69
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.35)	(0.25)		(0.23)	(0.27)	(0.30)
Tax return of capital distributions	-		-	(-	)(b)	-	-	-
Total dividends and distributions	(0.19)		(0.35)	(0.25)		(0.23)	(0.27)	(0.30)
Net asset value, end of period	$10.50		$10.51	$10.19		$11.18	$11.46	$11.15
Total Return(c):	1.74%		6.68%	(6.60)%		(0.47)%	5.26%	6.49%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,611		$1,372	$1,400		$1,020	$439	$546
Average net assets (000)	$1,496		$1,327	$986		$887	$347	$585
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.63	%(e)	0.63%	0.63%		0.63%	0.63%	0.67%
Expenses before waivers and/or expense reimbursement	1.33	%(e)	1.43%	1.66%		2.16%	8.45%	4.00%
Net investment income (loss)	3.58	%(e)	3.05%	1.89%		1.52%	2.11%	2.46%
Portfolio turnover rate(f)	21%		35%	14%		32%	36%	60%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 47

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended June 30,		Year Ended December 31,
	2024		2023	2022		2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.50		$10.18	$11.17		$11.46	$11.14	$10.75
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.34	0.23		0.20	0.26	0.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.01)		0.35	(0.94)		(0.24)	0.36	0.42
Total from investment operations	0.19		0.69	(0.71)		(0.04)	0.62	0.72
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.37)	(0.28)		(0.25)	(0.30)	(0.33)
Tax return of capital distributions	-		-	(-	)(b)	-	-	-
Total dividends and distributions	(0.20)		(0.37)	(0.28)		(0.25)	(0.30)	(0.33)
Net asset value, end of period	$10.49		$10.50	$10.18		$11.17	$11.46	$11.14
Total Return(c):	1.87%		6.95%	(6.37)%		(0.31)%	5.62%	6.76%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,067,802		$2,197,262	$2,484,393		$2,586,493	$1,821,666	$1,331,608
Average net assets (000)	$2,105,177		$2,305,753	$2,472,740		$2,277,111	$1,498,054	$1,261,494
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.38	%(e)	0.38%	0.38%		0.38%	0.38%	0.42%
Expenses before waivers and/or expense reimbursement	0.40	%(e)	0.40%	0.40%		0.40%	0.40%	0.42%
Net investment income (loss)	3.83	%(e)	3.29%	2.18%		1.77%	2.31%	2.71%
Portfolio turnover rate(f)	21%		35%	14%		32%	36%	60%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Short-Term Corporate Bond Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation and PGIM Short-Term Corporate Bond Fund (the “Fund”) is the sole series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek high current income consistent with the preservation of principal.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Short-Term Corporate Bond Fund 49

Notes to Financial Statements (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to

PGIM Short-Term Corporate Bond Fund 51

Notes to Financial Statements (unaudited) (continued)

the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised. The Fund entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

PGIM Short-Term Corporate Bond Fund 53

Notes to Financial Statements (unaudited) (continued)

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may

PGIM Short-Term Corporate Bond Fund 55

Notes to Financial Statements (unaudited) (continued)

occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of

PGIM Short-Term Corporate Bond Fund 57

Notes to Financial Statements (unaudited) (continued)

dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended June 30, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.380% on average daily net assets up to $10 billion;	0.38%
0.370% on average daily net assets over $10 billion.

The Manager has contractually agreed, through April 30, 2025, to limit total annual fund operating expenses, after fee waivers and/or expense reimbursements. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
R	—
Z	0.47
R2	0.88
R4	0.63
R6	0.38

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS contractually agreed through April 30, 2025 to limit such fees on certain classes based on the daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
A	0.25%	0.25%	N/A	%
C	1.00	1.00	N/A
R	0.75	0.50	N/A
Z	N/A	N/A	N/A
R2	0.25	0.25	0.10

PGIM Short-Term Corporate Bond Fund 59

Notes to Financial Statements (unaudited) (continued)

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
R4	N/A%	N/A%	0.10%
R6	N/A	N/A	N/A

For the reporting period ended June 30, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$142,608	$13,589
C	—	8,167

PGIM Investments, PGIM, Inc., PGIM Limited, PIMS and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended June 30, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended June 30, 2024, were as follows:

Cost of Purchases	Proceeds from Sales
$1,781,559,885	$2,335,011,785

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended June 30, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(1)(wb)
$ 22,302,705	$1,388,501,745	$1,263,086,667	$ —	$ —	$147,717,783	147,717,783	$2,191,406

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wb)
194,188,636	479,299,836	532,602,919	(67,770)	44,997	140,862,780	140,947,348	225,702(2)
$216,491,341	$1,867,801,581	$1,795,689,586	$(67,770)	$44,997	$288,580,563		$2,417,108

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$8,859,174,840	$59,495,231	$(256,772,297)	$(197,277,066)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of December 31, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$774,915,000	$—

PGIM Short-Term Corporate Bond Fund 61

Notes to Financial Statements (unaudited) (continued)

The Fund elected to treat the below approximated losses as having been incurred in the following fiscal year (December 31, 2024).

Qualified Late-Year Losses	Post-October Capital Losses
$533,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2023 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25%. Investors who purchase $250,000 or more of Class A shares and sell those shares within 18 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 30,025,000,000 shares of capital stock, $0.01 par value per share, designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	3,500,000,000
B	5,000,000
C	700,000,000
R	250,000,000
Z	15,000,000,000
T	170,000,000
R2	200,000,000
R4	200,000,000
R6	10,000,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of June 30, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
Z	40,133	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	8	83.6

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended June 30, 2024:
Shares sold	9,322,379	$97,198,553
Shares issued in reinvestment of dividends and distributions	1,692,087	17,643,066
Shares purchased	(17,161,797)	(178,948,528)
Net increase (decrease) in shares outstanding before conversion	(6,147,331)	(64,106,909)
Shares issued upon conversion from other share class(es)	2,743,864	28,613,539
Shares purchased upon conversion into other share class(es)	(2,204,071)	(22,932,559)
Net increase (decrease) in shares outstanding	(5,607,538)	$(58,425,929)

PGIM Short-Term Corporate Bond Fund 63

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended December 31, 2023:
Shares sold	19,833,644	$203,050,845
Shares issued in reinvestment of dividends and distributions	3,274,014	33,551,585
Shares purchased	(36,320,789)	(371,922,677)
Net increase (decrease) in shares outstanding before conversion	(13,213,131)	(135,320,247)
Shares issued upon conversion from other share class(es)	6,109,264	62,485,823
Shares purchased upon conversion into other share class(es)	(2,915,322)	(29,799,500)
Net increase (decrease) in shares outstanding	(10,019,189)	$(102,633,924)

Class C
Six months ended June 30, 2024:
Shares sold	793,443	$8,273,727
Shares issued in reinvestment of dividends and distributions	170,945	1,782,503
Shares purchased	(1,735,232)	(18,088,185)
Net increase (decrease) in shares outstanding before conversion	(770,844)	(8,031,955)
Shares purchased upon conversion into other share class(es)	(1,487,698)	(15,520,185)
Net increase (decrease) in shares outstanding	(2,258,542)	$(23,552,140)

Year ended December 31, 2023:
Shares sold	2,259,513	$23,137,523
Shares issued in reinvestment of dividends and distributions	390,384	4,000,463
Shares purchased	(5,265,509)	(53,927,599)
Net increase (decrease) in shares outstanding before conversion	(2,615,612)	(26,789,613)
Shares purchased upon conversion into other share class(es)	(3,097,995)	(31,684,439)
Net increase (decrease) in shares outstanding	(5,713,607)	$(58,474,052)

Class R
Six months ended June 30, 2024:
Shares sold	199,674	$2,083,811
Shares issued in reinvestment of dividends and distributions	143,174	1,492,856
Shares purchased	(682,541)	(7,115,899)
Net increase (decrease) in shares outstanding	(339,693)	$(3,539,232)

Year ended December 31, 2023:
Shares sold	371,724	$3,818,222
Shares issued in reinvestment of dividends and distributions	283,075	2,900,753
Shares purchased	(1,928,635)	(19,722,506)
Net increase (decrease) in shares outstanding	(1,273,836)	$(13,003,531)

Share Class	Shares	Amount

Class Z
Six months ended June 30, 2024:
Shares sold	69,821,210	$729,451,206
Shares issued in reinvestment of dividends and distributions	8,415,464	87,958,108
Shares purchased	(103,512,869)	(1,081,488,928)
Net increase (decrease) in shares outstanding before conversion	(25,276,195)	(264,079,614)
Shares issued upon conversion from other share class(es)	2,081,344	21,732,104
Shares purchased upon conversion into other share class(es)	(1,944,244)	(20,316,449)
Net increase (decrease) in shares outstanding	(25,139,095)	$(262,663,959)

Year ended December 31, 2023:
Shares sold	211,416,313	$2,171,195,873
Shares issued in reinvestment of dividends and distributions	16,907,020	173,674,034
Shares purchased	(269,532,947)	(2,765,170,184)
Net increase (decrease) in shares outstanding before conversion	(41,209,614)	(420,300,277)
Shares issued upon conversion from other share class(es)	3,507,038	35,948,306
Shares purchased upon conversion into other share class(es)	(5,612,266)	(57,452,222)
Net increase (decrease) in shares outstanding	(43,314,842)	$(441,804,193)

Class R2
Six months ended June 30, 2024:
Shares sold	8,218	$86,090
Shares issued in reinvestment of dividends and distributions	2,100	21,985
Shares purchased	(10,778)	(113,033)
Net increase (decrease) in shares outstanding before conversion	(460)	(4,958)
Shares purchased upon conversion into other share class(es)	(2,968)	(31,134)
Net increase (decrease) in shares outstanding	(3,428)	$(36,092)

Year ended December 31, 2023:
Shares sold	40,812	$419,149
Shares issued in reinvestment of dividends and distributions	3,492	35,924
Shares purchased	(6,802)	(69,684)
Net increase (decrease) in shares outstanding	37,502	$385,389

Class R4
Six months ended June 30, 2024:
Shares sold	29,490	$308,725
Shares issued in reinvestment of dividends and distributions	1,625	17,007
Shares purchased	(8,268)	(86,700)
Net increase (decrease) in shares outstanding	22,847	$239,032

Year ended December 31, 2023:
Shares sold	31,281	$320,969
Shares issued in reinvestment of dividends and distributions	2,694	27,707
Shares purchased	(40,724)	(418,445)
Net increase (decrease) in shares outstanding	(6,749)	$(69,769)

PGIM Short-Term Corporate Bond Fund 65

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class R6
Six months ended June 30, 2024:
Shares sold	20,859,457	$218,129,244
Shares issued in reinvestment of dividends and distributions	3,467,193	36,268,159
Shares purchased	(37,258,473)	(389,606,340)
Net increase (decrease) in shares outstanding before conversion	(12,931,823)	(135,208,937)
Shares issued upon conversion from other share class(es)	1,025,511	10,700,525
Shares purchased upon conversion into other share class(es)	(214,168)	(2,245,841)
Net increase (decrease) in shares outstanding	(12,120,480)	$(126,754,253)

Year ended December 31, 2023:
Shares sold	46,625,714	$479,028,481
Shares issued in reinvestment of dividends and distributions	7,096,816	72,947,705
Shares purchased	(90,450,142)	(928,861,236)
Net increase (decrease) in shares outstanding before conversion	(36,727,612)	(376,885,050)
Shares issued upon conversion from other share class(es)	2,478,830	25,341,042
Shares purchased upon conversion into other share class(es)	(471,238)	(4,839,010)
Net increase (decrease) in shares outstanding	(34,720,020)	$(356,383,018)

8. Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA

Term of Commitment	9/29/2023 - 9/26/2024

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended June 30, 2024.

9. Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

PGIM Short-Term Corporate Bond Fund 67

Notes to Financial Statements (unaudited) (continued)

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease.

Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be

PGIM Short-Term Corporate Bond Fund 69

Notes to Financial Statements (unaudited) (continued)

incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

Yankee Obligations Risk: Foreign markets, economies and political systems, particularly those in developing countries, may not be as stable as those in the US. In addition, Yankee Obligations may be less liquid than US debt obligations. Differences in foreign laws, accounting standards, public information, custody and settlement practices may result in less reliable information on foreign investments and involve more risk. Investments in emerging markets securities are subject to greater volatility and price declines.

PGIM Short-Term Corporate Bond Fund 71

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Included as part of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Short-Term Corporate Bond Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Limited (“PGIML”) and PGIM, Inc. (“PGIM”), on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIML and PGIM Fixed Income. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an

[1]	PGIM Short-Term Corporate Bond Fund is a series of Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Approval of Advisory Agreements (continued)

agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and each of PGIML and PGIM, which serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services provided, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIML and PGIM Fixed Income. The Board noted that PGIML and PGIM Fixed Income are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as the administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIML and PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

Visit our website at pgim.com/investments

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIML and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of the PGIML and PGIM Fixed Income portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIML’s and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIML and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIML and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIML and PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIML and PGIM Fixed Income under the management and subadvisory agreement.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be

PGIM Short-Term Corporate Bond Fund

Approval of Advisory Agreements (continued)

shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIML and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIML, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIML and PGIM Fixed Income included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIML and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended December 31, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

Visit our website at pgim.com/investments

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	1st Quartile	1st Quartile

Actual Management Fees: 2nd Quartile

Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-, three- and five- year periods and underperformed its benchmark index over the ten-year period.
•	The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual fund operating expenses after fee waivers and/or expense reimbursements to 0.47% of average daily net assets for Class Z shares, 0.88% of average daily net assets for Class R2 shares, 0.63% of average daily net assets for Class R4 shares, and 0.38% of average daily net assets for Class R6 shares through April 30, 2025.
•	In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*  *  *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Short-Term Corporate Bond Fund

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)  It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)  There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.

(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   Prudential Short-Term Corporate Bond Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	August 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	August 19, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	August 19, 2024